Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure
EAD	kr 321,303	kr 305,659
Risk exposure amount	87,054	83,831
Minimum capital requirements	6,964	6,707
Risk exposure amount adjustment according to Basel I floor		4,503
Minimum capital requirement adjustment according to Basel I floor		360
Total risk exposure amount including Basel I floor		88,334
Total minimum capital requirement including Basel I floor		7,067
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	2,037	1,989
Minimum capital requirements	163	159
Currency risk
Disclosure of credit risk exposure
Risk exposure amount	879	1,326
Minimum capital requirements	70	106
Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	10	13
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	3,066	3,284
Minimum capital requirements	245	263
Standardized approach | Credit risk
Disclosure of credit risk exposure
EAD	1,701	1,316
Risk exposure amount	1,701	1,316
Minimum capital requirements	136	105
Standardized approach | Credit risk | Corporates
Disclosure of credit risk exposure
EAD	1,701	1,316
Risk exposure amount	1,701	1,316
Minimum capital requirements	136	105
IRB approach | Credit risk
Disclosure of credit risk exposure
EAD	319,602	304,343
Risk exposure amount	79,361	75,903
Minimum capital requirements	6,349	6,073
IRB approach | Credit risk | Central governments
Disclosure of credit risk exposure
EAD	171,572	161,429
Risk exposure amount	9,905	9,331
Minimum capital requirements	792	747
IRB approach | Credit risk | Financial institutions
Disclosure of credit risk exposure
EAD	33,953	38,163
Risk exposure amount	9,880	12,688
Minimum capital requirements	790	1,015
IRB approach | Credit risk | Corporates
Disclosure of credit risk exposure
EAD	113,987	104,630
Risk exposure amount	59,486	53,763
Minimum capital requirements	4,760	4,301
IRB approach | Credit risk | Non-credit-obligation assets
Disclosure of credit risk exposure
EAD	90	121
Risk exposure amount	90	121
Minimum capital requirements	7	10
IRB approach | Counterparty risk in derivatives | Financial institutions
Disclosure of credit risk exposure
EAD	4,525	4,131
Risk exposure amount	1,668	1,574
Minimum capital requirements	133	126
IRB approach | Specialized lending | Corporates
Disclosure of credit risk exposure
EAD	3,400	2,478
Risk exposure amount	2,157	1,643
Minimum capital requirements	kr 173	kr 131